Taxation - Income Tax Reconciliation (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Effect of change on unrecognized tax benefits	$ 0	$ (5)	$ 2	$ (8)
Effect of unremitted earnings of subsidiaries	(1)	1	0	(2)
Effect of taxable income in various countries	3	14	(2)	9
Total tax expense/(benefit)	$ 2	$ 10	$ 0	$ (1)